Pioneer Variable Contracts Trust
Class II Shares Prospectus
March 12, 2004

Introduction
Pioneer Variable Contracts Trust is an open-end management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of certain of the portfolios are offered through this prospectus. Shares of the portfolios are offered to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies and are additionally offered to qualified pension and retirement plans (Qualified Plans). You may obtain certain tax benefits by purchasing a Variable Contract.

Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

Portfolio

Strategic focus

Pioneer Oak Ridge Large Cap Growth VCT Portfolio invests primarily in equity securities of large capitalization U.S. companies with market capitalizations of $3 billion or more.

Contents

Basic information about the portfolio .........   1
Common portfolio investment policies ..........   4
Management ....................................   5
Distributions and taxes .......................   5
Shareholder information .......................   6

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Oak Ridge Large Cap
Growth VCT Portfolio

Investment objective
Capital appreciation.

Principal investment strategies
Normally, the portfolio invests at least 80% of its net assets in equity securities of large capitalization U.S. companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The portfolio anticipates that the average weighted market capitalization of the companies in its portfolio will be significantly higher than $3 billion. The equity securities in which the portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The portfolio will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its net assets as described above.

The portfolio uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth. Pioneer, the portfolio's investment adviser, has engaged Oak Ridge Investments, LLC to act as the portfolio's subadviser under Pioneer's supervision.

When making purchase decisions for the portfolio, the subadviser uses a disciplined approach that involves three primary components:

     o Research

The subadviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community. The subadviser seeks to supplement this analysis with information derived from business and trade publications, filings with the Securities and Exchange Commission, corporate contacts, industry conferences and discussions with company management.

     o Fundamentals

Once a potential investment is identified, the subadviser considers whether the issuer possesses certain attributes that the subadviser believes a "buy" candidate should possess relating to, among other things, (i) growth of sales and earnings, (ii) earnings power, trends and predictability, (iii) quality of management, (iv) competitive position of products and/or services, (v) fundamentals of the industry in which the company operates and (vi) the ability to benefit from economic and political trends affecting the company.

     o Valuation

Finally, the subadviser values companies by considering price-to-sales ratios and price-to-earnings ratios within a peer group.

From this process, the subadviser constructs a list of securities for the portfolio to purchase.

The subadviser makes sell decisions for the portfolio based on a number of factors, including deterioration in a company's underlying fundamentals (as detailed above) and better relative value in other securities.

Principal risks of investing in the portfolio
Even though the portfolio seeks growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

     o The stock market goes down (this risk may be greater in the short term)
     o Growth stocks fall out of favor with investors
     o The subadviser's judgment about the attractiveness, growth potential or potential appreciation of a particular stock proves to be incorrect

     o Although the portfolio is classified as a diversified investment company, the portfolio may be comprised of fewer issuers than many large cap growth funds. Typically, the subadviser would expect the portfolio to include a limited number of different issuers. This concentration of the portfolio's assets may increase the volatility of the portfolio's net asset value per share

The portfolio's past performance
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets

                                                  Class II
Management Fee                                      0.75%
----------------------------------------------------------------
Distribution and Service (12b-1) Fee                0.25%
----------------------------------------------------------------
Other Expenses(1)                                   4.77%
----------------------------------------------------------------
Total Operating Expenses                            5.77%
----------------------------------------------------------------
Less: Fee Waiver and Expense Limitation(2)         (4.82)%
----------------------------------------------------------------
Net Expenses(2)                                     0.95%
----------------------------------------------------------------

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2) The expenses in the table above reflect the contractual expense limitation in effect through March 15, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 15, 2005. See the statement of additional information for details regarding the expense limitation agreement.

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

             Number of years you own your shares
             -----------------------------------
                   1                    3
             -----------------------------------
Class II          $97                $1,288
------------------------------------------------

Non-principal investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of large capitalization U.S. companies. The investment objective of the portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

This section and "Common portfolio investment practices" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. equity securities
The portfolio may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the portfolio invests significantly in one country. These risks may include:

     o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
     o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser might not be able to sell the portfolio's securities at times, in amounts and at prices it considers reasonable
     o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
     o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
     o Economic, political and social developments may adversely affect the securities markets
     o Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio may invest the balance of its assets in debt securities of corporate and government issuers. Generally the portfolio acquires debt securities that are rated investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities issued by both U.S. and non-U.S. corporate and government issuers, including below investment grade convertible debt securities. The portfolio invests in debt securities when the subadviser believes they are consistent with the portfolio's investment objective by offering the potential for capital appreciation, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Investment adviser
Pioneer, the portfolio's investment adviser, selects the portfolio's investments, oversees the portfolios' operations and supervises the portfolio's subadviser, which is responsible for the day-to-day management of the portfolio.

Investment subadviser
Oak Ridge Investments, LLC (Oak Ridge) is the portfolio's investment subadviser. As of December 31, 2003, Oak Ridge had approximately $1.4 billion in assets under management. Oak Ridge's principal place of business is located at 10 South LaSalle Street, Chicago, IL 60603.

Portfolio management
Day-to-day management of the portfolio is the responsibility of David M. Klaskin (lead manager), Chairman (since 1998), Treasurer and Chief Investment Officer (since 1989) of Oak Ridge, and Robert G. McVicker, Portfolio Manager and Director or Research of Oak Ridge (since 1989).

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. The fee is normally computed daily and paid monthly. Pioneer, and not the portfolio, pays a portion of the fee it receives from the portfolio to Oak Ridge as compensation for Oak Ridge's subadvisory services to the portfolio.

Distributions
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Common portfolio investment policies
Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

Cash management and temporary investments
Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy when the subadviser believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Short-term trading
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives
Each portfolio may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:

     o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
     o As a substitute for purchasing or selling securities
     o To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management
Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2003, assets under management were approximately $145 billion worldwide, including over $34 billion in assets under management by Pioneer.

The investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order (Exemptive Order) from the Securities and Exchange Commission (SEC) that permits Pioneer, subject to the approval of the portfolios' Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the Exemptive Order, Pioneer and the portfolios intend to rely on such rule to permit Pioneer, subject to the approval of the portfolios' Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a portfolio without shareholder approval.

Distribution plan
The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are paid out of the portfolio's assets on an ongoing basis, over time they increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional dealer compensation
The distributor or its affiliates may pay additional compensation, out of their own assets, to certain brokerage firms, insurance companies and other intermediaries or their affiliates, based on sales or assets attributable to the firm, or such other criteria agreed to by the distributor. The firms to which payments may be made are determined by the distributor or its affiliates. These payments may provide an incentive, in addition to any sales charge, to these firms to actively promote the Pioneer funds or cooperate with the distributor's promotional efforts.

Distributions and taxes
Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain Qualified Plans. Owners of Variable Contracts should read the prospectus for their insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments, and should keep all statements received from the insurance company or the portfolios to assist in personal recordkeeping. Participants in a Qualified Plan should consult their tax advisers regarding the tax consequences of owning and receiving distributions or other payments relating to such plans.

Under the Internal Revenue Code of 1986, as amended (Code), a portfolio's dividends and distributions to insurance company separate accounts or Qualified Plans of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company or Qualified Plan rather than the owner of the Variable Contract or the plan participant. Insurance companies and Qualified Plans should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for U.S. federal income tax purposes and has elected to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio generally will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. The failure of a Qualified Plan to be or remain qualified could cause the insurance company separate account to fail to meet such diversification requirements. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the SAI.

Shareholder information

Net asset values
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the portfolio may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the portfolios' trustees. The portfolio also may use the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the portfolio may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by the portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio. In connection with making fair valuations of the value of fixed income securities, the portfolio's trustees may use a pricing matrix. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of determining a securities fair value.

Each portfolio's short-term investments are valued on the basis of amortized cost.

This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

--------------------------------------------------------------------------------
Share price
The net asset value per share calculated on the day of a transaction.
--------------------------------------------------------------------------------

Investments in shares of the portfolios
Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account or Qualified Plan account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

--------------------------------------------------------------------------------
Since you may not directly purchase shares of the portfolios, you should read the prospectus for your insurance company's Variable Contract to learn how to purchase a Variable Contract based on the portfolios.
--------------------------------------------------------------------------------

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

Insurance companies and plan fiduciaries are required to notify a portfolio if the tax status of their separate account or Qualified Plan is revoked or challenged by the Internal Revenue Service. The portfolio may redeem any account of any shareholder whose qualification as a diversified segregated asset account or a Qualified Plan satisfying the requirements of Treasury Regulation [sec]1.817-5 is revoked or challenged. The portfolio will not treat an investor as a Qualified Plan for this purpose unless the investor is among the categories specifically enumerated in Revenue Ruling 94-62, 1994-2 C.B. 164. An insurance company separate account or Qualified Plan whose tax status is revoked or challenged by the Internal Revenue Service may be liable to the portfolios or the adviser for losses incurred by the portfolios or the adviser as a result of such action.

Selling
Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the portfolio to sell or value its investments.

                                     Notes

                                     Notes

Pioneer Variable Contracts Trust

Class II Shares

You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.

You can also review and copy each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.


(Investment Company Act file no. 811-08786)


[LOGO] PIONEER
       Investment(R)
Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109                                                   15181-00-0304
                                        (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com                                                 Member SIPC

Pioneer Variable Contracts Trust
Class II Shares Prospectus
March 12, 2004

Introduction
Pioneer Variable Contracts Trust is an open-end management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of certain of the portfolios are offered through this prospectus. Shares of the portfolios are offered to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies and are additionally offered to qualified pension and retirement plans (Qualified Plans). You may obtain certain tax benefits by purchasing a Variable Contract.

Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

Portfolio

Strategic focus

Pioneer Papp America-Pacific Rim VCT Portfolio invests primarily in equity securities of issuers that have substantial sales to, or receive significant income from, countries within the Pacific Rim.

Contents

Basic information about the portfolio .........   1
Common portfolio investment policies ..........   4
Management ....................................   5
Distributions and taxes .......................   5
Shareholder information .......................   6

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Papp America-Pacific Rim VCT Portfolio

Investment objective
Long term capital growth.

Principal investment strategies
Normally, the portfolio invests at least 80% of its net assets in equity securities of issuers that have substantial sales to, or receive significant income from, countries within the Pacific Rim. These issuers meet one of the following criteria:

     o 50% or more of the issuer's earnings or sales are attributed to, or assets are situated in, Pacific Rim countries (including the U.S. and other countries bordering the Pacific Ocean, such as China and Indonesia)
     o 50% or more of the issuer's earnings or sales are attributed to, or assets are situated in, Pacific Rim countries other than the U.S.

The portfolio may invest up to 30% of the value of its investments in equity securities in the equity securities of non-U.S. issuers that are traded in U.S. markets.

The portfolio will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its net assets as described above.

In determining which issuers are eligible for inclusion in the portfolio, the subadviser relies largely on published annual geographic data provided by many multinational companies. However, many issuers don't separately report earnings by geographic source. As a result, the portfolio's subadviser also relies on discussions with officials of companies being considered for inclusion in the portfolio. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The portfolio uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth. Pioneer has engaged L. Roy Papp & Associates, LLP to act as the portfolio's subadviser under Pioneer's supervision. The portfolio purchases equity securities that the subadviser believes have favorable prospects for capital appreciation because these securities are trading at prices that, in the subadviser's opinion, do not fully reflect their value relative to the market as a whole. The subadviser evaluates an issuer's prospects for capital appreciation by considering, among other factors, growth over extended periods of time, profitability created through operating efficiency rather than financial leverage, and whether cash flows confirm the sustainability of growth. The subadviser follows a "buy and hold" strategy. Once a security is purchased, the portfolio ordinarily retains an investment so long as the subadviser continues to believe that the security's prospects for appreciation continue to be favorable and that the security is not overvalued in the marketplace. The subadviser does not attempt to time the market.

Principal risks of investing in the portfolio
Even though the portfolio seeks growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

     o The stock market goes down (this risk may be greater in the short term)
     o Growth stocks fall out of favor with investors
     o The subadviser's judgment about the attractiveness, growth potential or potential appreciation of a particular stock proves to be incorrect
     o Securities of non-U.S. issuers fall out of favor with investors

Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks. These risks may include:

     o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
     o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
     o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
     o Economic, political or social developments may adversely affect the securities markets
     o Withholding and other non-U.S. taxes may decrease the portfolio's return

Investing in the securities of U.S. issuers with substantial activities in the Pacific Rim may also involve many of these risks. The portfolio's emphasis on issuers with significant earnings, sales or assets in Pacific Rim countries outside the U.S. makes the portfolio more vulnerable to potential adverse economic or market developments affecting that region than would be the case for a portfolio investing in companies with broader geographic diversification of their businesses.

The portfolio may invest in fewer than 40 securities and, as a result, the portfolio's performance may be more volatile than the performance of funds holding more securities.

The portfolio's past performance
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets

                                                 Class II
Management Fee                                      0.75%
----------------------------------------------------------------
Distribution and Service (12b-1) Fee                0.25%
----------------------------------------------------------------
Other Expenses(1)                                   4.77%
----------------------------------------------------------------
Total Operating Expenses                            5.77%
----------------------------------------------------------------
Less: Fee Waiver and Expense Limitation(2)         (4.82)%
----------------------------------------------------------------
Net Expenses(2)                                     0.95%
----------------------------------------------------------------

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2) The expenses in the table above reflect the contractual expense limitation in effect through March 15, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 15, 2005. See the statement of additional information for details regarding the expense limitation agreement.

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

             Number of years you own your shares
             -----------------------------------
                     1               3
------------------------------------------------
Class II            $97           $1,288
------------------------------------------------

Non-principal investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of issuers that have substantial sales to, and significant income from, countries within the Pacific Rim. The investment objective of the portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

This section and "Common portfolio investment practices" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. equity securities
The portfolio may invest up to 20% of its total assets in debt securities. The debt securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are rated investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities issued by both U.S. and non-U.S. corporate and government issuers, including below investment grade convertible debt securities. The portfolio invests in debt securities when the subadviser believes they are consistent with the portfolio's investment objective by offering the potential for capital appreciation, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Investment adviser
Pioneer, the portfolio's investment adviser, selects the portfolio's investments, oversees the portfolios' operations and supervises the portfolio's subadviser, which is responsible for the day-to-day management of the portfolio.

Investment subadviser
L. Roy Papp & Associates, LLP (Papp), the portfolio's subadviser, is an investment adviser to individuals, trusts, retirement plans, endowments and foundations. As of December 31, 2003, Papp's assets under management were approximately $584.2 million. Papp's main office is located at 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016.

Portfolio management
Day-to-day management of the portfolio is the responsibility of L. Roy Papp and Rosellen C. Papp. L. Roy Papp and Rosellen C. Papp have been investment professionals since 1955 and 1981, respectively.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. The fee is normally computed daily and paid monthly. Pioneer, and not the portfolio, pays a portion of the fee it receives from the portfolio to Papp as compensation for Papp's subadvisory services to the portfolio.

Distributions
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

Cash management and temporary investments
Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy when the subadviser believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Short-term trading
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives
Each portfolio may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:

     o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
     o As a substitute for purchasing or selling securities
     o To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2003, assets under management were approximately $145 billion worldwide, including over $34 billion in assets under management by Pioneer.

The investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order (Exemptive Order) from the Securities and Exchange Commission (SEC) that permits Pioneer, subject to the approval of the portfolios' Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the Exemptive Order, Pioneer and the portfolios intend to rely on such rule to permit Pioneer, subject to the approval of the portfolios' Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a portfolio without shareholder approval.

Distribution plan
The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are paid out of the portfolio's assets on an ongoing basis, over time they increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional dealer compensation
The distributor or its affiliates may pay additional compensation, out of their own assets, to certain brokerage firms, insurance companies and other intermediaries or their affiliates, based on sales or assets attributable to the firm, or such other criteria agreed to by the distributor. The firms to which payments may be made are determined by the distributor or its affiliates. These payments may provide an incentive, in addition to any sales charge, to these firms to actively promote the Pioneer funds or cooperate with the distributor's promotional efforts.

Distributions and taxes

Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain Qualified Plans. Owners of Variable Contracts should read the prospectus for their insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments, and should keep all statements received from the insurance company or the portfolios to assist in personal recordkeeping. Participants in a Qualified Plan should consult their tax advisers regarding the tax consequences of owning and receiving distributions or other payments relating to such plans.

Under the Internal Revenue Code of 1986, as amended (Code), a portfolio's dividends and distributions to insurance company separate accounts or Qualified Plans of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company or Qualified Plan rather than the owner of the Variable Contract or the plan participant. Insurance companies and Qualified Plans should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for U.S. federal income tax purposes and has elected to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio generally will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. The failure of a Qualified Plan to be or remain qualified could cause the insurance company separate account to fail to meet such diversification requirements. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the SAI.

Shareholder information

Net asset values
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the portfolio may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the portfolios' trustees. The portfolio also may use the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the portfolio may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by the portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio. In connection with making fair valuations of the value of fixed income securities, the portfolio's trustees may use a pricing matrix. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of determining a securities fair value.

Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

--------------------------------------------------------------------------------
Share price
The net asset value per share calculated on the day of a transaction.
--------------------------------------------------------------------------------

Investments in shares of the portfolios
Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account or Qualified Plan account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

--------------------------------------------------------------------------------
Since you may not directly purchase shares of the portfolios, you should read the prospectus for your insurance company's Variable Contract to learn how to purchase a Variable Contract based on the portfolios.
--------------------------------------------------------------------------------

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

Insurance companies and plan fiduciaries are required to notify a portfolio if the tax status of their separate account or Qualified Plan is revoked or challenged by the Internal Revenue Service. The portfolio may redeem any account of any shareholder whose qualification as a diversified segregated asset account or a Qualified Plan satisfying the requirements of Treasury Regulation [sec]1.817-5 is revoked or challenged. The portfolio will not treat an investor as a Qualified Plan for this purpose unless the investor is among the categories specifically enumerated in Revenue Ruling 94-62, 1994-2 C.B. 164. An insurance company separate account or Qualified Plan whose tax status is revoked or challenged by the Internal Revenue Service may be liable to the portfolios or the adviser for losses incurred by the portfolios or the adviser as a result of such action.

Selling
Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the portfolio to sell or value its investments.

                                     Notes

                                     Notes

Pioneer Variable Contracts Trust
Class II Shares

You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.

You can also review and copy each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)



[LOGO] PIONEER
       Investment(R)
Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109                                                   15179-00-0304
                                        (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com                                                 Member SIPC

Pioneer Variable Contracts Trust
Class II Shares Prospectus
March 12, 2004

Introduction
Pioneer Variable Contracts Trust is an open-end management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of certain of the portfolios are offered through this prospectus. Shares of the portfolios are offered to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies and are additionally offered to qualified pension and retirement plans (Qualified Plans). You may obtain certain tax benefits by purchasing a Variable Contract.

Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

Portfolio

Strategic focus

Pioneer Papp Small and Mid Cap Growth VCT Portfolio invests primarily in equity securities of small and mid-capitalization issuers.

Contents

Basic information about the portfolio .........   1
Common portfolio investment policies ..........   4
Management ....................................   4
Distributions and taxes .......................   5
Shareholder information .......................   6

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Papp Small and
Mid Cap Growth VCT Portfolio

Investment objective
Long term capital growth.

Principal investment strategies
Normally, the portfolio invests at least 80% of its net assets in equity securities of small and mid-capitalization issuers, that is those with market values, at the time of investment, that do not exceed the market capitalization of the largest company within the S&P MidCap 400 Index. The size of the companies in the index may change dramatically as a result of market conditions and the composition of the index. The portfolio's investments will not be confined to securities issued by companies included in an index. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The portfolio will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its net assets as described above.

There is no minimum percentage of assets which must be invested in either small-cap or mid-cap issuers and the portfolio has the flexibility to invest substantially in either in small or mid-cap issuers when the portfolio's subadviser believes such focus is warranted.

The portfolio uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth. Pioneer has engaged L. Roy Papp & Associates, LLP to act as the portfolio's subadviser under Pioneer's supervision. The subadviser evaluates an issuer's prospects for capital appreciation by considering, among other factors, growth over extended periods of time, profitability created through operating efficiency rather than financial leverage, and whether cash flows confirm the sustainability of growth. The subadviser follows a "buy and hold" strategy. Once a security is purchased, the portfolio ordinarily retains an investment so long as the subadviser continues to believe that the security's prospects for appreciation continue to be favorable and that the security is not overvalued in the marketplace. The subadviser does not attempt to time the market.

Principal risks of investing in the portfolio
Even though the portfolio seeks growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

   o  The stock market goes down (this risk may be greater in the short term)
   o  Small or mid-cap companies fall out of favor with investors
   o The subadviser's judgment about the attractiveness, growth potential or potential appreciation of a particular stock proves to be incorrect

The portfolio also has risks associated with investing in small and mid-cap companies. Compared to large companies, small and mid-cap companies, and the market for their equity securities, are likely to:

   o Be more sensitive to changes in the economy, earnings results and investor expectations
   o  Have more limited product lines and capital resources
   o  Experience sharper swings in market values
   o Be harder to sell at the times and prices the subadviser thinks appropriate
   o  Offer greater potential for gain and loss

The portfolio may at times be invested primarily in small cap stocks.

The portfolio may invest in fewer than 40 securities and, as a result, the portfolio's performance may be more volatile than the performance of funds holding more securities.

The portfolio's past performance
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets

                                                 Class II
Management Fee                                      0.75%
----------------------------------------------------------------
Distribution and Service (12b-1) Fee                0.25%
----------------------------------------------------------------
Other Expenses(1)                                   5.23%
----------------------------------------------------------------
Total Operating Expenses                            6.23%
----------------------------------------------------------------
Less: Fee Waiver and Expense Limitation(2)         (5.23)%
----------------------------------------------------------------
Net Expenses(2)                                     1.00%
----------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) The expenses in the table above reflect the contractual expense limitation in effect through March 15, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 15, 2005. See the statement of additional information for details regarding the expense limitation agreement.

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

             Number of years you own your shares
             -----------------------------------
                     1                3
------------------------------------------------
Class II           $102            $1,382
------------------------------------------------

Non-principal investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of small and mid-capitalization issuers. The investment objective of the portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

This section and "Common portfolio investment practices" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. equity securities
The portfolio may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the portfolio invests in issuers in countries with emerging markets or if the portfolio invests significantly in one country. These risks may include:

     o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
     o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser might not be able to sell the portfolio's securities at times, in amounts and at prices it considers reasonable
     o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
     o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
     o Economic, political and social developments may adversely affect the securities markets
     o Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio may invest the balance of its assets in debt securities of corporate and government issuers. Generally the portfolio acquires debt securities that are rated investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities issued by both U.S. and non-U.S. corporate and government issuers, including below investment grade convertible debt securities. The portfolio invests in debt securities when the subadviser believes they are consistent with the portfolio's investment objective by offering the potential for capital appreciation, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Investment adviser
Pioneer, the portfolio's investment adviser, selects the portfolio's investments, oversees the portfolios' operations and supervises the portfolio's subadviser, which is responsible for the day-to-day management of the portfolio.

Investment subadviser
L. Roy Papp & Associates, LLP (Papp), the portfolio's subadviser, is an investment adviser to individuals, trusts, retirement plans, endowments and foundations. As of December 31, 2003, Papp's assets under management were approximately $584.2 million. Papp's main office is located at 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016.

Portfolio management
Day-to-day management of the portfolio is the responsibility of L. Roy Papp and Rosellen C. Papp. L. Roy Papp and Rosellen C. Papp have been investment professionals since 1955 and 1981, respectively.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. The fee is normally computed daily and paid monthly. Pioneer, and not the portfolio, pays a portion of the fee it receives from the portfolio to Papp as compensation for Papp's subadvisory services to the portfolio.

Distributions
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

Cash management and temporary investments
Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy when the subadviser believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Short-term trading
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives
Each portfolio may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:

     o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
     o As a substitute for purchasing or selling securities
     o To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2003, assets under management were approximately $145 billion worldwide, including over $34 billion in assets under management by Pioneer.

The investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order (Exemptive Order) from the Securities and Exchange Commission (SEC) that permits Pioneer, subject to the approval of the portfolios' Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the Exemptive Order, Pioneer and the portfolios intend to rely on such rule to permit Pioneer, subject to the approval of the portfolios' Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a portfolio without shareholder approval.

Distribution plan
The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are paid out of the portfolio's assets on an ongoing basis, over time they increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional dealer compensation
The distributor or its affiliates may pay additional compensation, out of their own assets, to certain brokerage firms, insurance companies and other intermediaries or their affiliates, based on sales or assets attributable to the firm, or such other criteria agreed to by the distributor. The firms to which payments may be made are determined by the distributor or its affiliates. These payments may provide an incentive, in addition to any sales charge, to these firms to actively promote the Pioneer funds or cooperate with the distributor's promotional efforts.

Distributions and taxes

Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain Qualified Plans. Owners of Variable Contracts should read the prospectus for their insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments, and should keep all statements received from the insurance company or the portfolios to assist in personal recordkeeping. Participants in a Qualified Plan should consult their tax advisers regarding the tax consequences of owning and receiving distributions or other payments relating to such plans.

Under the Internal Revenue Code of 1986, as amended (Code), a portfolio's dividends and distributions to insurance company separate accounts or Qualified Plans of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company or Qualified Plan rather than the owner of the Variable Contract or the plan participant. Insurance companies and Qualified Plans should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for U.S. federal income tax purposes and has elected to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio generally will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. The failure of a Qualified Plan to be or remain qualified could cause the insurance company separate account to fail to meet such diversification requirements. More specific information on these diversification requirements is contained in the

Shareholder information
insurance company's separate account prospectus and in the SAI.

Net asset values
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the portfolio may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the portfolios' trustees. The portfolio also may use the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the portfolio may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by the portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio. In connection with making fair valuations of the value of fixed income securities, the portfolio's trustees may use a pricing matrix. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of determining a securities fair value.

Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

--------------------------------------------------------------------------------
Share price
The net asset value per share calculated on the day of a transaction.
--------------------------------------------------------------------------------

Investments in shares of the portfolios
Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account or Qualified Plan account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

--------------------------------------------------------------------------------
Since you may not directly purchase shares of the portfolios, you should read the prospectus for your insurance company's Variable Contract to learn how to purchase a Variable Contract based on the portfolios.
--------------------------------------------------------------------------------

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

Insurance companies and plan fiduciaries are required to notify a portfolio if the tax status of their separate account or Qualified Plan is revoked or challenged by the Internal Revenue Service. The portfolio may redeem any account of any shareholder whose qualification as a diversified segregated asset account or a Qualified Plan satisfying the requirements of Treasury Regulation [sec]1.817-5 is revoked or challenged. The portfolio will not treat an investor as a Qualified Plan for this purpose unless the investor is among the categories specifically enumerated in Revenue Ruling 94-62, 1994-2 C.B. 164. An insurance company separate account or Qualified Plan whose tax status is revoked or challenged by the Internal Revenue Service may be liable to the portfolios or the adviser for losses incurred by the portfolios or the adviser as a result of such action.

Selling
Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the portfolio to sell or value its investments.

                                     Notes

                                     Notes

Pioneer Variable Contracts Trust

Class II Shares

You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.


Shareowner reports
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.


Statement of additional information
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.


You can also review and copy each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)


[LOGO] PIONEER
       Investment(R)
Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109                                                   15180-00-0304
                                        (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com                                                 Member SIPC